Non-Controlling Interest (Tables)	6 Months Ended
Jun. 30, 2023
Non-Controlling Interest [Abstract]
Schedule of non-controlling interest
The carrying amount of Li-Cycle Norway AS net assets in the Company's consolidated financial statements on the date of acquisition was $0.6 million.

in millions of US dollars
Carrying amount of NCI acquired ($0.6 million x 33%)	$0.2
Consideration paid to NCI	0.4
A decrease in equity attributable to owners of the Company	$0.6